EQUITY (Tables)	12 Months Ended
Dec. 31, 2021
EQUITY
Schedule of stock options using the Black-Scholes option pricing model and used the assumptions

The Company values stock options using the Black-Scholes option pricing model and used the following assumptions during the reporting periods:

	For the Years Ended
	December 31,
	2021	2020
Risk-free interest rate	0.73%	0.13%
Contractual term (years)	1-3	2.00
Expected volatility	66.00%	42.00%
Expected dividends	0.00%	0.00%

Summary of option activity

A summary of the option activity during the year ended December 31, 2021 was as follows (revised to give retroactive effect to the 6 for 1 stock split in April 2020):

		Weighted	Weighted
		Average	Average	Aggregate
	No of	Share	Remaining	Intrinsic
	Options	Price	Life	Value
Outstanding Jan. 1, 2021	73,428	5.81	1.00	97,782
Granted	85,836	5.81	2
Exercised	—	—	—	—
Expired	—	—	—	—
Outstanding Dec 31, 2021	159,264	5.81	1.00

Information related to options outstanding

The following table presents information related to options outstanding at December 31, 2021 and 2020:

	Options Outstanding			Options Exercisable
Weighted
Average
		Outstanding	Underlying	Remaining	Exercisable
	Exercise	Number	Common	Life in	Number of
Year	Price	of options	Stock	Years	Warrants
2021	$5.81	85,836	Genius Group	1	n/a